Notes Receivables - Schedule of Notes Receivable Consisted (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Notes Receivable Consisted [Line Items]
Note Receivable	$ 522,331	$ 236,654
Within the first quarter of 2024 [Member]
Schedule of Notes Receivable Consisted [Line Items]
Note Receivable		70,830
Within the second quarter of 2024 [Member]
Schedule of Notes Receivable Consisted [Line Items]
Note Receivable		165,824
Within the first quarter of 2025 [Member]
Schedule of Notes Receivable Consisted [Line Items]
Note Receivable	161,413
Within the second quarter of 2025 [Member]
Schedule of Notes Receivable Consisted [Line Items]
Note Receivable	$ 360,918